LONG-TERM BANK LOANS (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Maturities of the long-term bank loans
2015		$ 15,067
2016	$ 14,491	16,002
2017	15,271	16,864
2018	16,000	17,669
2019	16,764	$ 18,512
2020	17,483
Thereafter	615,679	$ 673,725
Total	$ 695,688	$ 757,839